Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 5,117	£ 4,903
Residual value and voluntary terminations
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 116	£ 92